Equity - Additional Information (Detail)						1 Months Ended	5 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2015 JPY (¥) shares	May. 14, 2014 JPY (¥) shares	Mar. 07, 2014 JPY (¥) shares	Nov. 15, 2013 JPY (¥)	Nov. 24, 1995 JPY (¥) shares	Sep. 03, 2014 JPY (¥) shares	Mar. 31, 2015 JPY (¥) ¥ / shares shares	Oct. 31, 2013 JPY (¥) shares	Feb. 28, 2013 JPY (¥) shares	Mar. 31, 2015 JPY (¥) ¥ / shares shares	Mar. 31, 2014 JPY (¥) shares	Mar. 31, 2013 JPY (¥)	Oct. 31, 2014 JPY (¥) shares	Aug. 06, 2014 JPY (¥) shares	Sep. 19, 2012 JPY (¥) shares
Equity, Class of Treasury Stock [Line Items]
Capitalized additional paid-in capital to common stock					¥ 15,600,000,000
Common stock, Issued | shares					312,000		1,136,697,235			1,136,697,235	1,136,697,235
Percentage of common stock shares outstanding					2.00%
Estimated cumulative effect on retained earnings, net of tax					¥ 234,624,000,000
Minimum percentage of legal reserve from dividend payment in accordance with the Japanese companies act										10.00%
Required ratio of legal reserve to capital stock in accordance with the Japanese companies act										25.00%
Stock repurchase, shares | shares		413,227	26,556,800				51,000,000	48,737,200	38,382,300
Stock repurchase		¥ 2,429,000,000	¥ 156,499,000,000				¥ 338,117,000,000	¥ 250,000,000,000	¥ 149,999,000,000	¥ 340,781,000,000	¥ 406,696,000,000	¥ 150,066,000,000
Treasury stock, shares, retired | shares											(186,500,000)
Statutory accounting practices, statutory amount available for dividend payments							599,366,000,000			599,366,000,000
Cash dividends included in retained earnings							¥ 95,273,000,000			¥ 95,273,000,000
Cash dividends per share included in retained earnings | ¥ / shares							¥ 90			¥ 90
Increase in additional paid-in capital due to stock repurchase										¥ (138,937,000,000)	¥ 3,662,000,000	¥ 1,317,000,000
Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock repurchase number of shares authorized | shares															42,000,000
Amount of outstanding shares to be acquired															¥ 150,000,000,000
May 13, 2013 through March 31, 2014 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock repurchase number of shares authorized | shares											50,000,000
Amount of outstanding shares to be acquired											¥ 250,000,000,000
From February 7, 2014 through March 31, 2014 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock repurchase number of shares authorized | shares											38,000,000
Amount of outstanding shares to be acquired											¥ 200,000,000,000
Subsequent Event | From November 10, 2014 through June 30, 2015 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock repurchase number of shares authorized | shares	51,000,000
Amount of outstanding shares to be acquired	¥ 350,000,000,000
Scenario, Forecast
Equity, Class of Treasury Stock [Line Items]
Stock split	2
NTT DOCOMO
Equity, Class of Treasury Stock [Line Items]
Stock repurchased, shares | shares						181,530,121	83,746,000
Stock repurchased, value						¥ 307,694,000,000	¥ 165,342,000,000
Ownership interest						65.30%	66.70%			66.70%			65.30%	66.70%
Increase in additional paid-in capital due to stock repurchase						¥ 17,520,000,000	¥ 2,501,000,000
NTT DOCOMO | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock repurchase number of shares authorized | shares													138,469,879	206,489,675
Amount of outstanding shares to be acquired													¥ 192,306,000,000	¥ 350,000,000,000
Parent Company
Equity, Class of Treasury Stock [Line Items]
Stock repurchased, shares | shares						176,991,100
Retained Earnings (Notes 6 and 13)
Equity, Class of Treasury Stock [Line Items]
Cancellation of treasury stock				¥ (818,206,000,000)							¥ 818,206,000,000